Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Wellington Shields All-Cap Fund – Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Wellington Shields All-Cap Fund – Institutional Shares
Average Annual Return, Percent	14.85%	10.63%	10.04%
Wellington Shields All-Cap Fund – Institutional Shares | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
Wellington Shields All-Cap Fund – Institutional Shares | Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
Average Annual Return, Percent	14.09%	14.53%	14.38%